Risk Management and Fair Value Measurements	6 Months Ended
Jun. 30, 2024
Risk Management And Fair Value Measurements
Risk Management and Fair Value Measurements

11. Risk Management and Fair Value Measurements:

The principal financial assets of the Company consist of cash and cash equivalents, trade accounts receivable due from charterers and amounts due from related parties. The principal financial liabilities of the Company consist of long-term bank loans and trade accounts payable.

Interest rate risk: The Company’s loan interest rates are currently calculated at SOFR plus a margin, as described in Note 7 above, hence, the Company is exposed to movements in SOFR. SOFR is the successor index to LIBOR for our bank loans. In order to hedge its variable interest rate exposure, on July 16, 2021, the Company, via one of its vessel-owning subsidiaries, purchased an interest rate cap for the amount of $9,600 at a cap rate on LIBOR of 2% with a termination date of July 8, 2025. This cap was sold on January 25, 2023 and we realized a net cash gain of $600. In the future, we may consider the use of additional financial hedging products to further limit our interest rate exposure.

Credit risk: Credit risk is minimized since trade accounts receivable from charterers are presented net of the expected credit losses. The Company places its cash and cash equivalents, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. On the balance sheet date there were no significant concentrations on credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the Consolidated Balance Sheets.

Currency risk: The Company’s transactions are denominated primarily in U.S. dollars; therefore, overall currency exchange risk is limited. Balances in foreign currency other than U.S. dollars are not considered significant.

Fair value: The Management has determined that the fair values of the assets and liabilities as of June 30, 2024, are as follows:

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

11.	Risk Management and Fair Value Measurements: - Continued:

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$27,561	$27,561
Short-term investment in time deposits	$17,000	$17,000
Trade accounts receivable	$5,216	$5,216
Due from related parties	$—	$—
Trade accounts payable	$1,936	$1,936
Long-term debt with variable interest rates, net	$89,177	$89,177
Due to related parties	$975	$975

The Company performs an impairment exercise whenever there are indicators of impairment. No impairment loss was recognized for the six months ended June 30, 2024. As of December 31, 2023 and June 30, 2024, the Company did not have any other assets or liabilities measured at fair value on a non- recurring basis.

Assets measured at fair value on a recurring basis: Interest rate cap

The Company’s interest rate cap does not qualify for hedge accounting. The Company adjusts its interest rate cap contract to fair market value at the end of every period and records the resulting gain or loss during the period in the Consolidated Statements of Comprehensive Income. Information on the classification, the derivative fair value and the gain/(loss) from financial derivative instruments included in the Condensed Consolidated Financial Statements is shown below:

	December 31,	June 30,
Consolidated Balance Sheets – Location	2023	2024
Financial derivative instrument – Other non-current assets	$—	$—

Consolidated Statements of Comprehensive Income – Location	Six months ended June 30,
	2023	2024
Financial derivative instrument – Fair value at the beginning of the period	$619	$—
Financial derivative instrument – Amounts received	(560)	—
Financial derivative instrument – Fair value as at period end	—	—
Loss from financial derivative instrument	$(59)	$—

The derivative instrument – interest rate cap was sold on January 25, 2023 and we realized a net cash gain of $600. In the future, we may consider the use of additional financial hedging products to further limit our interest rate exposure.

Assets measured at fair value on a non-recurring basis: Long lived assets held and used and held for sale

As of December 31, 2023 and June 30, 2024, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amount was fully recoverable for the Company’s vessels held and used. No impairment loss was recognized for the six months ended June 30, 2023 and 2024.

As of December 31, 2023 and June 30, 2024, the Company did not have any other assets or liabilities measured at fair value on a non-recurring basis.